Geographic Data - Long Lived Assets by Geographical Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total Long Lived Assets	$ 11,381	$ 7,243
Percentage of long lived assets held outside of the United States	6.00%	6.00%
United States [Member]
Segment Reporting Information [Line Items]
Total Long Lived Assets	10,711	6,775
Ireland [Member]
Segment Reporting Information [Line Items]
Total Long Lived Assets	$ 670	$ 468